Disposal of Subsidiaries - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Discontinued Operations and Disposal Groups [Abstract]
Consideration from disposition of subsidiary group			¥ 0	¥ 0
Gain/(loss) on disposal of subsidiaries	¥ 0	$ (0)	¥ (838)	¥ 43,715